   As filed with the Securities and Exchange Commission on January 11, 1996

                                                       Registration No. 33-64366

--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                   FORM S-6
                       Post-Effective Amendment No. 3 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933

                            -----------------------

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                            -----------------------

                         FRANCIS C. CLEARY, JR., ESQ.
                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
               (Name and complete address of agent for service)

                            -----------------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                            -----------------------

It is proposed that this filing become effective(check appropriate box)

 / X / immediately upon filing pursuant to paragraph (b) of Rule 485
 ----
 /   / on (date) pursuant to paragraph (b) of Rule 485
 ----
 /   / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 ----
 /   / on (date) pursuant to paragraph (a)(1) of Rule 485
 ----

If appropriate check the following box

 /   / this post-effective amendment designates a new effective date for a
 ----
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1994 pursuant to Rule 24f-2 on February 23, 1995.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------
1, 2                             Cover, The Account and The Series
                                 Funds, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Funds,
                                 State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Principal Policy Provisions
                                 and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds

11, 12                           Summary, The Account and The Series
                                 Funds, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Funds

17                               Summary, Principal Policy
                                 Provisions and Benefits

18                               The Account and The Series Funds,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO
                                 Can Make

21                               Principal Policy Provisions

22                               Principal Policy Provisions

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Funds,
                                 Principal Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Funds,
                                 Principal Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Principal Policy Provisions,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Funds,
                                 Changes that JHVLICO
                                 Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements

--------------------                       John Hancock Variable Life
                                               Insurance Company
      VARIABLE                                            (JHVLICO)
       ESTATE
     PROTECTION

--------------------
  JOHN HANCOCK (R)
                        FLEXIBLE PREMIUM VARIABLE LIFE
                         SURVIVORSHIP INSURANCE POLICY
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                           LIFE AND ANNUITY SERVICES
                                 P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117

                  TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                               FAX 617-572-5410

                          PROSPECTUS JANUARY 12, 1996

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the twelve variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, a mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock") or of M Fund, Inc., a mutual fund advised by M Financial Investment Advisers, Inc. (collectively, the "Funds"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the twelve Portfolios of the Funds: Stock, Select Stock, Bond, Money Market, Managed, Real Estate Equity, International, Short-Term U.S. Government, Special Opportunities, Edinburgh Overseas Equity, Turner Core Growth and Frontier Capital Appreciation. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
         VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SUMMARY...................................................................    1
JHVLICO and JOHN HANCOCK..................................................    6
THE ACCOUNT AND THE SERIES FUNDS..........................................    7
  The Account.............................................................    7
  The Series Funds........................................................    7
THE FIXED ACCOUNT.........................................................   10
POLICY PROVISIONS AND BENEFITS............................................   10
  Requirements for Issuance of Policy.....................................   10
  Premiums................................................................   10
  Account Value and Surrender Value.......................................   13
  Policy Split Option.....................................................   13
  Death Benefits..........................................................   14
  Transfers Among Subaccounts.............................................   16
  Telephone Transfers and Policy Loans....................................   16
  Loan Provisions and Indebtedness........................................   17
  Default.................................................................   18
  Exchange Privilege......................................................   18
CHARGES AND EXPENSES......................................................   19
  Charges Deducted from Premiums..........................................   19
  Sales Charge............................................................   19
  Reduced Charges for Eligible Groups.....................................   20
  Charges Deducted from Account Value or Assets...........................   20
  Guarantee of Premiums and Certain Charges...............................   23
DISTRIBUTION OF POLICIES..................................................   23
TAX CONSIDERATIONS........................................................   24
  Policy Proceeds.........................................................   24
  Charge for JHVLICO's Taxes..............................................   25
  Policy Split Option.....................................................   26
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO......................   26
REPORTS...................................................................   27
VOTING PRIVILEGES.........................................................   27
CHANGES THAT JHVLICO CAN MAKE.............................................   28
STATE REGULATION..........................................................   28
LEGAL MATTERS.............................................................   28
REGISTRATION STATEMENT....................................................   28
EXPERTS...................................................................   28
FINANCIAL STATEMENTS......................................................   29
APPENDIX--OTHER POLICY PROVISIONS.........................................  A-1
  Settlement Provisions...................................................  A-1
  Additional Insurance Benefits...........................................  A-1
  General Provisions......................................................  A-1
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND ACCUMULATED
 PREMIUMS.................................................................  A-3

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                           Page
     Account..............................................................   7
     Account Value........................................................   1
     Additional Sum Insured...............................................  15
     Age.................................................................. A-2
     Basic Sum Insured....................................................   1
     DAC Tax..............................................................  19
     Death Benefit........................................................  14
     Fixed Account........................................................  10
     Funds......................................................... Front Cover
     Grace Period.........................................................  18
     Guaranteed Minimum Death Benefit.....................................  15
     Guaranteed Minimum Death Benefit Premium.............................  11
     Home Office................................................... Front Cover
     Indebtedness.........................................................  17
     Investment Rule......................................................  12
     Loan Account.........................................................  17
     Minimum First Premium................................................  11
     Planned Premium......................................................  11
     Policy Anniversary................................................... A-2
     Portfolio..................................................... Front Cover
     Subaccount.................................................... Front Cover
     Sum Insured..........................................................   5
     Surrender Value......................................................  13
     Target Premium.......................................................  19
     Valuation Date.......................................................   9
     Valuation Period.....................................................   9
     Variable Subaccounts.................................................   2
     7-Pay Limit..........................................................  12

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  John Hancock Variable Life Insurance Company ("JHVLICO") issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are not funded by the Account and are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows: the Policy owner (the "Owner") periodically gives JHVLICO a premium payment. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into as many as thirteen Subaccounts as directed by the Owner. The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Funds. The currently available Portfolios are Stock, Select Stock, Bond, Money Market, Managed, Real Estate Equity, International, Short-Term U.S. Government, Special Opportunities, Edinburgh Overseas Equity, Turner Core Growth and Frontier Capital Appreciation. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the survivorship coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. Therefore, the Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Sum Insured that may be bought at issue is $1,000,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued in certain jurisdictions will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision, which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if (1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. There are currently twelve variable Subaccounts within the Account. Each is invested in a corresponding Portfolio of John Hancock Variable Series Trust I or of M Fund, Inc., each of which is a "series" type of mutual fund. The Portfolios of the Funds which are currently available are Stock, Select Stock, Bond, Money Market, Managed, Real Estate Equity, International, Short-Term U.S. Government, Special Opportunities, Edinburgh Overseas Equity, Turner Core Growth and Frontier Capital Appreciation.

  John Hancock receives a fee from John Hancock Variable Series Trust I for providing investment management services with respect to the Stock, Bond and Money Market Portfolios at an annual rate of .25% of the average daily net assets; with respect to the Select Stock and Managed Portfolios, at an annual rate of .40% of the first $500 million of the average daily net assets and at lesser percentages for amounts above $500 million; with respect to the Real Estate Equity Portfolio, at an annual rate of .60% of the first $300 million of the average daily net assets and at lesser percentages for amounts above $300 million; with respect to the International

Portfolio, at an annual rate of .60% of the first $250 million of the average daily net assets and at lesser percentages for amounts above $250 million; with respect to the Short-Term U.S. Government Portfolio, at an annual rate of
 .50% for the first $250 million of average daily net assets and at lesser percentages for amounts above $250 million; and with respect to the Special Opportunities Portfolio, at an annual rate of .75% for the first $250 million of average daily net assets and at lesser percentages for amounts above $250 million.

  M Financial Investment Advisers, Inc., receives a fee from M Fund, Inc. for providing investment management services with respect to the International Equity Portfolio at an annual rate of 1.05% of the first $10 million of the average daily net assets and at an annual rate of .90% of the next $15 million of the average daily net assets and at lesser percentages for amounts above $25 million; with respect to the Core Growth Portfolio at an annual rate of
 .45% of the average daily net assets; and with respect to the Capital Appreciation Portfolio at an annual rate of .90% of the average daily net assets.

  For a full description of the Funds, see the Prospectuses for the Funds attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first year up to the "target premium" and 3.5% of premiums paid during the first year in excess of that target. The current sales charge in subsequent years generally is: 15% of premiums paid up to the target premium in each of years 2 through 5; 10% of premiums paid up to the target premium in each of years 6 through 10; 3% of premiums paid up to the target premium in years 11 through 20; and 0% of premiums paid up to the target premium thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 per Policy and 3c per $1,000 of the Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c (currently 1c) per $1,000 of the basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge made daily at a maximum effective annual rate of .90% of the assets of the Account. The current charges are: for a Policy with Sum Insured at issue of $1 million through $4.999 million, .625% of assets; $5 million through $14.999 million, .575% of assets; and $15 million or more, .525% of assets.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase optional insurance benefits by rider. This additional charge is deducted from premiums when paid or is deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 made against Account Value at the time of withdrawal.

  See "Charges and Expenses", for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, the charges deducted for sales expenses and state premium taxes, and the Federal DAC Tax charge. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums-- Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the Policy's current Sum Insured less any withdrawals of Account Value that the Owner has made. (The Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

    OPTION B: The death benefit is the Policy's current Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue daily at an annual rate determined by JHVLICO at the start of each Policy year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (see "Loan Provision and Indebtedness") for the calendar month ending two months before the calendar month of the Policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, JHVLICO will charge interest at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter, accrued daily. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Home Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1994, John Hancock's assets were over $45 billion and it had invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                       THE ACCOUNT AND THE SERIES FUNDS

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in corresponding Portfolios of the Funds, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUNDS

  Each Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. Each Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectuses for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

  Stock Portfolio. The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and in securities convertible into or with rights to purchase common stocks) of companies believed by management to offer growth potential over both the intermediate and long-term.

  Select Stock Portfolio. The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks of companies believed by management to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

  Bond Portfolio. The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

  Money Market Portfolio. The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

  Managed Portfolio. The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other fixed income securities and in money market instruments.

  Real Estate Equity Portfolio. The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

  International Portfolio. The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

  Short-Term U.S. Government Portfolio. The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

  Special Opportunities Portfolio. The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

  John Hancock acts as the investment manager for the above portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc., with its principal place of business at 53 State Street, Boston, Massachusetts, provides sub-investment advice with respect to the Stock, Select Stock, Managed, Real Estate Equity and Short-Term U.S. Government Portfolios. Another indirectly owned subsidiary, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, Massachusetts, provides sub-investment advice with respect to the Special Opportunities Portfolio; and John Hancock Advisers and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the Bond and International Portfolios.

  Edinburgh Overseas Equity Portfolio. Its investment objective is long-term capital appreciation with reasonable investment risk through active management and investment in common stock and common stock equivalents of foreign issuers. Current income, if any, is incidental.

  Turner Core Growth Portfolio. The investment objective of this Portfolio is long-term capital appreciation through a diversified portfolio of common stocks that show strong earnings potential with reasonable market prices.

  Frontier Capital Appreciation Portfolio. This Portfolio seeks maximum capital appreciation through investment in common stock of companies of all sizes, with emphasis on stocks of small- to medium-capitalization companies. Importance is placed on an evaluation of earnings per share growth and expectations of stock price appreciation, rather than income.

  M Financial Investment Advisers, Inc., acts as the investment manager for the three Portfolios of M Fund, Inc. described above. Edinburgh Fund Managers PLC, provides sub-investment advice to the Edinburgh Overseas Equity Portfolio; Turner Investment Partners, Inc. provides sub-investment advice to the Turner Core Growth Portfolio; and Frontier Capital Management Company, Inc., provides sub-investment advice to the Frontier Capital Appreciation Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which JHVLICO is open for business, the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of each Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectuses and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured of $500,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. Accordingly, the illustrations set forth in this Prospectus may differ for such Policies. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Policy's Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Home Office before the Policy is in full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO will not issue the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Sum Insured. If the payment of a given premium will cause the Policy Account Value to increase to such an extent that an increase in death benefit is necessary to satisfy federal tax law requirements, or pursuant to the Extra Death Benefit option, JHVLICO has the right to not accept the excess portion of that premium payment, or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, JHVLICO will notify the Owner of the shortfall and a 61-day grace period will commence as of that anniversary. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default-- Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Home Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the ten Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Home Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, all net premiums credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period, the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

    (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

    (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

    (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The "7-pay" premium is greater than the Guaranteed Minimum Death Benefit Premium but is generally less than the amount an Owner may choose to pay and JHVLICO will accept. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts and increased by net premiums received. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Home Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Home Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $1,000,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax
Considerations."

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the current Sum Insured, subject to any increases described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and reduced by the amount of any partial withdrawals that have been made over the life of the Policy.

    OPTION B: The death benefit is the current Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

The Sum Insured is the Basic Sum Insured, plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage based on the younger insured's age at the beginning of the Policy year of the last surviving insured's death. This percentage, which declines with age, is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Sum Insured to fall below $1,000,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits-- Definition of Life Insurance") or an increase pursuant to the optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Home Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior years plus the Planned Premium for the current year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Home Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Home Office. (JHVLICO reserves the right to defer such Fixed Account transfers for six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers may be made while the Policy is in a grace period.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543. During periods of heavy telephone usage, implementing a telephone transfer or policy loan may be difficult. If an Owner is unable to reach JHVLICO via the above number, the Owner should send a written request via fax to 1-800-621-0448. (Any requests via fax are considered telephone requests and are bound by the conditions in the Owner's signed telephone authorization form.) Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide adequate safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an annual rate determined by JHVLICO at the start of each Policy Year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (defined below) for the calendar month ending 2 months before the calendar month of the Policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, JHVLICO will charge interest at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter, accrued daily. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc., or if the average is no longer published, a substantially similar average established by the insurance regulator where the Policy is issued.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to the Loan Account, a portion of JHVLICO's general account. Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in the Loan Account is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and, thereafter, .5% less than the loan interest rate. This rate will usually be different than the net return for the Subaccounts. Since the Loan Account and the remaining portion of the Account Value will generally have different rates of investment return, any death benefit above the Sum Insured, the Account Value, and the Surrender Value are permanently affected by any Indebtedness, whether or not repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, unless a repayment of the excess Indebtedness is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Home Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured will be treated as a material change for Federal income tax purposes. See "Premiums-- 7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Home Office notice of the transfer satisfactory to JHVLICO.

                               ----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                             CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be computed pursuant to a mathematical formula which defines the percentage rate of the charge to be:

           1.25% X [1 -- (Sum Insured at Issue -- $5,000,000) X .25]
                         ------------------------------------
                                  $10,000,000

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. Premium taxes vary from state to state. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policies, a state premium tax charge of 2.35%, a Federal DAC tax premium charge of 1.25%, and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge is 0%, commencing in Policy year 12 and thereafter.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Account Value will be insufficient to pay monthly Policy charges as they come due and that, as a result, the Policy will lapse and eventually terminate. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Sum Insured at issue for the first 3 Policy years. The charge per $1,000 of Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 per Policy and 3c per $1,000 of the Sum Insured at issue. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value. The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is made for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of
 .90% of the value of the Account's assets attributable to the Policies. The effective annual rate of this charge will vary, depending upon the Sum Insured at issue. The table below shows the current levels of this charge. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

                                                       Current Charge For
            Sum Insured at Issue                   Mortality and Expense Risks
            --------------------                   ---------------------------
            $1- 4.999 million                            .625% of assets
             5-14.999 million                            .575% of assets
            15 million or more                           .525% of assets

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase an optional insurance benefit by Policy rider. This additional charge is deducted from premiums when paid or is deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of each Fund of its investment management fee, which is described briefly in the Summary of this Prospectus, and of certain non-advisory operating expenses. For a full description of these deductions, see the attached Prospectuses for the Funds.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                           DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting, determines whether to accept or reject the application for a Policy and each insured's risk classification and, pursuant to a sales agreement among John Hancock, JHVLICO, and the Account, acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  John Hancock's representatives are compensated for sales of the Policies on a commission and service fee basis by John Hancock, and JHVLICO reimburses John Hancock for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a John Hancock representative for selling a Policy is 45% of the target premium paid in the first Policy year, 5% of the target premium paid in the second through fifth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  Representatives with less than four years of service with John Hancock and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  John Hancock is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. John Hancock is not a member of the Securities Investor Protection Corporation because it is exempt from membership in that organization. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with John Hancock and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for John Hancock's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. John Hancock will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse John Hancock for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers.

  John Hancock serves as principal underwriter for six other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. John Hancock is also the principal investment manager and principal underwriter for John Hancock Variable Series Trust I.

                              TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits. Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors--Officers                Principal Occupations
   -------------------                ---------------------
   David F. D'Alessandro   Chairman of the Board and Chief Executive
                           Officer of JHVLICO; Senior Executive Vice
                           President and Director, John Hancock Mutual
                           Life Insurance Company.
   Henry D. Shaw           Vice Chairman of the Board and President of
                           JHVLICO; Senior Vice President, John Han-
                           cock Mutual Life Insurance Company.
   Thomas J. Lee           Director of JHVLICO; Vice President, John
                           Hancock Mutual Life Insurance Company.
   Robert R. Reitano       Director of JHVLICO; Second Vice President,
                           John Hancock Mutual Life Insurance Company.
   Francis C. Cleary, Jr.  Director and Counsel, JHVLICO; Vice Presi-
                           dent and Counsel, John Hancock Mutual Life
                           Insurance Company.
   Joseph A. Tomlinson     Director and Vice President, JHVLICO; Vice
                           President, John Hancock Mutual Life Insur-
                           ance Company.
   Michele G. VanLeer      Director of JHVLICO; Vice President, John
                           Hancock Mutual Life Insurance Company.
   Robert S. Paster        Director and Actuary, JHVLICO; Second Vice
                           President, John Hancock Mutual Life Insur-
                           ance Company.
   Barbara L. Luddy        Director of JHVLICO; Second Vice President,
                           John Hancock Mutual Life Insurance Company.
   Daniel L. Ouellette     Vice President, Marketing, JHVLICO; Second
                           Vice President, John Hancock Mutual Life
                           Insurance Company.
   Patrick F. Smith        Controller of JHVLICO; Assistant Control-
                           ler, John Hancock Mutual Life Insurance
                           Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account, apart from assets attributable to Policy loans, are invested in shares of the corresponding Portfolios of the Funds. JHVLICO will vote the shares of each of the Portfolios of the Funds which are deemed attributable to the Policies at regular and special meetings of the Funds' shareholders in accordance with instructions received from owners of all policies funded through the Account's corresponding variable Subaccounts. Shares of the Funds held in the Account which are not attributable to the Policies and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all policies funded through the Account's corresponding variable Subaccounts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each Owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the Owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of each Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Funds. JHVLICO also may disregard voting instructions in favor of changes initiated by an Owner or Fund's Board of Trustees in the investment policy, investment adviser or principal underwriter of the Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to Owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of Owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify Owners of any of the foregoing changes and, to the extent legally required, obtain approval of Owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                               STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this Prospectus have been passed on by Francis C. Cleary, Jr., Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah
A. Poppel, F.S.A., an Actuary of JHVLICO.

                             FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies. The September 30, 1995 financial statements of JHVLICO are unaudited.


  The September 30, 1995 financial statements of the Account are unaudited.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

SEPTEMBER 30, 1995

                                                                   Real                             Short-Term
                   Select                              Money      Estate      Special                  U.S.
                   Stock       Bond    International   Market     Equity   Opportunities   Stock    Government  Managed
                 Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
                 ---------- ---------- ------------- ---------- ---------- ------------- ---------- ---------- ----------
Assets
Investment in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value (Note 2). $4,180,629 $1,067,480  $2,257,466   $2,127,396  $526,923   $1,181,786   $6,288,376 $2,169,031 $2,779,981
                 ---------- ----------  ----------   ----------  --------   ----------   ---------- ---------- ----------
Total assets....  4,180,629  1,067,480   2,257,466    2,127,396   526,923    1,181,786    6,288,376  2,169,031  2,779,981
Liabilities
Asset charges
 payable (Note
 2).............         63         16          35           34         8           19           93         14         36
                 ---------- ----------  ----------   ----------  --------   ----------   ---------- ---------- ----------
Total liabili-
 ties...........         63         16          35           34         8           19           93         14         36
                 ---------- ----------  ----------   ----------  --------   ----------   ---------- ---------- ----------
Net assets       $4,180,566 $1,067,464  $2,257,431   $2,127,362  $526,915   $1,181,767   $6,288,283 $2,169,017 $2,779,945
                 ========== ==========  ==========   ==========  ========   ==========   ========== ========== ==========

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

                                     Select
                                Stock Subaccount                             Bond Subaccount
                  -------------------------------------------- --------------------------------------------
                                              For the Period                               For the Period
                                                   from                                         from
                    Unaudited                  December 14,      Unaudited                  December 14,
                   Nine Month                      1993         Nine Month                      1993
                     Period                    (commencement      Period                    (commencement
                      ended      Year ended  of operations) to     ended      Year ended  of operations) to
                  September 30, December 31,   December 31,    September 30, December 31,   December 31,
                      1995          1994           1993            1995          1994           1993
                  ------------- ------------ ----------------- ------------- ------------ -----------------
Investment
 income:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........   $ 54,365      $ 39,711         $ 541          $32,048      $ 7,083           --
                    --------      --------         -----          -------      -------           ---
Total investment
 income..........     54,365        39,711           541           32,048        7,083           --
Expenses:
 Mortality and
  expense risks..     10,465         2,688             4            2,347          509           --
                    --------      --------         -----          -------      -------           ---
Net investment
 income..........     43,900        37,023           537           29,701        6,574           --
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).    100,217       (37,955)          --             7,883       (2,259)          --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........    386,437       (24,086)         (447)          22,837       (3,839)          --
                    --------      --------         -----          -------      -------           ---
Net realized and
 unrealized gain
 (loss) on
 investments.....    486,654       (62,041)         (447)          30,720       (6,098)          --
                    --------      --------         -----          -------      -------           ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   $530,554      $(25,018)        $  90          $60,421      $   476           --
                    ========      ========         =====          =======      =======           ===
                                 International
                                   Subaccount
                  --------------------------------------------
                                              For the Period
                                                   from
                    Unaudited                  December 14,
                   Nine Month                      1993
                     Period                    (commencement
                      ended      Year ended  of operations) to
                  September 30, December 31,   December 31,
                      1995          1994           1993
                  ------------- ------------ -----------------
Investment
 income:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........    $19,256      $ 11,324          --
                     -------      --------          ---
Total investment
 income..........     19,256        11,324          --
Expenses:
 Mortality and
  expense risks..      6,983         2,129          --
                     -------      --------          ---
Net investment
 income..........     12,273         9,195          --
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).    (20,969)        5,934          --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........     94,687       (46,936)         --
                     -------      --------          ---
Net realized and
 unrealized gain
 (loss) on
 investments.....     73,718       (41,002)         --
                     -------      --------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    $85,991      $(31,807)         --
                     =======      ========          ===

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                  Money Market                                 Real Estate
                                   Subaccount                               Equity Subaccount
                  -------------------------------------------- --------------------------------------------
                                              For the Period                               For the Period
                                                   from                                         from
                    Unaudited                  December 14,      Unaudited                  December 14,
                   Nine Month                      1993         Nine Month                      1993
                     Period                    (commencement      Period                    (commencement
                      ended      Year ended  of operations) to     ended      Year ended  of operations) to
                  September 30, December 31,   December 31,    September 30, December 31,   December 31,
                      1995          1994           1993            1995          1994           1993
                  ------------- ------------ ----------------- ------------- ------------ -----------------
Investment in-
 come:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........    $80,579      $39,245           --            $21,360      $ 10,909          --
                     -------      -------           ---           -------      --------          ---
Total investment
 income..........     80,579       39,245           --             21,360        10,909          --
Expenses:
 Mortality and
  expense risks..      8,066        5,184           --              1,915           689          --
                     -------      -------           ---           -------      --------          ---
Net investment
 income..........     72,513       34,061           --             19,445        10,220          --
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).        --           --            --             (5,581)      (10,840)         --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........        --           --            --             31,560         9,936          --
                     -------      -------           ---           -------      --------          ---
Net realized and
 unrealized gain
 (loss) on
 investments.....        --           --            --             25,979          (904)         --
                     -------      -------           ---           -------      --------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    $72,513      $34,061           --            $45,424      $  9,316          --
                     =======      =======           ===           =======      ========          ===
                              Special
                           Opportunities
                            Subaccount
                  -------------------------------
                                 For the Period
                                      from
                    Unaudited        May 6,
                   Nine Month         1994
                     Period       (commencement
                      ended     of operations) to
                  September 30,   December 31,
                      1995            1994
                  ------------- -----------------
Investment in-
 come:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........   $    504         $1,493
                    --------         ------
Total investment
 income..........        504          1,493
Expenses:
 Mortality and
  expense risks..      2,971            607
                    --------         ------
Net investment
 income..........     (2,467)           886
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     11,636           (117)
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........    144,301          3,155
                    --------         ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    155,937          3,038
                    --------         ------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   $153,470         $3,924
                    ========         ======

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                         Short-Term
                                                                       U.S. Government
                                Stock Subaccount                         Subaccount
                  -------------------------------------------- -------------------------------
                                              For the Period
                                                   from                       For the Period
                    Unaudited                  December 14,      Unaudited         from
                   Nine Month                      1993         Nine Month      May 1, 1994
                     Period                    (commencement      Period       (commencement
                      ended      Year ended  of operations) to     ended     of operations) to
                  September 30, December 31,   December 31,    September 30,   December 31,
                      1995          1994           1993            1995            1994
                  ------------- ------------ ----------------- ------------- -----------------
Investment in-
 come:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........   $ 74,533      $ 70,819          --            $30,210          $ 331
                    --------      --------          ---           -------          -----
Total investment
 income..........     74,533        70,819          --             30,210            331
Expenses:
 Mortality and
  expense risks..     14,287         3,073          --              1,596             25
                    --------      --------          ---           -------          -----
Net investment
 income..........     60,246        67,746          --             28,614            306
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     71,866        (1,272)         --              3,907             (1)
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........    624,107       (67,362)         --              3,148           (325)
                    --------      --------          ---           -------          -----
Net realized and
 unrealized gain
 (loss) on
 investments.....    695,973       (68,634)         --              7,055           (326)
                    --------      --------          ---           -------          -----
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   $756,219      $   (888)         --            $35,669          $ (20)
                    ========      ========          ===           =======          =====
                               Managed Subaccount
                  --------------------------------------------
                                              For the Period
                                                   from
                    Unaudited                  December 14,
                   Nine Month                      1993
                     Period                    (commencement
                      ended      Year ended  of operations) to
                  September 30, December 31,   December 31,
                      1995          1994           1993
                  ------------- ------------ -----------------
Investment in-
 come:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........   $ 69,742      $ 12,985          --
                    --------      --------          ---
Total investment
 income..........     69,742        12,985          --
Expenses:
 Mortality and
  expense risks..      6,864         1,318          --
                    --------      --------          ---
Net investment
 income..........     62,878        11,667          --
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).    156,923        (4,727)         --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........    154,367        (8,296)         --
                    --------       -------          ---
Net realized and
 unrealized gain
 (loss) on
 investments.....    311,290       (13,023)         --
                    --------       -------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   $374,168      $ (1,356)         --
                    =======       ========          ===

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

                             Select Stock Subaccount                           Bond Subaccount
                   --------------------------------------------- --------------------------------------------
                                                For the Period                               For the Period
                                                     from          Unaudited                      from
                     Unaudited                   December 14,        Nine                     December 14,
                    Nine Month                       1993            Month                        1993
                      Period                     (commencement      Period                    (commencement
                       ended      Year ended   of operations) to     ended      Year ended  of operations) to
                   September 30, December 31,    December 31,    September 30, December 31,   December 31,
                       1995          1994            1993            1995          1994           1993
                   ------------- ------------  ----------------- ------------- ------------ -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........   $   43,900   $    37,023        $   537       $   29,701     $  6,574          --
 Net realized
  gains (losses).      100,217       (37,955)           --             7,883       (2,259)         --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........      386,437       (24,086)          (447)          22,837       (3,839)         --
                    ----------   -----------        -------       ----------     --------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      530,554       (25,018)            90           60,421          476          --
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    4,781,623     2,165,201         12,650          875,665      279,171          --
 Net benefits to
  policyholders..   (2,033,980)   (1,250,017)          (537)         (85,671)     (62,598)         --
                    ----------   -----------        -------       ----------     --------          ---
Net increase
 (decrease) in
 net assets from
 policyholder
 transactions....    2,747,643       915,184         12,113          789,994      216,573          --
                    ----------   -----------        -------       ----------     --------          ---
Net increase
 (decrease) in
 net assets......    3,278,197       890,166         12,203          850,415      217,049          --
Net assets at
 beginning of
 year............      902,369        12,203            --           217,049          --           --
                    ----------   -----------        -------       ----------     --------          ---
Net assets at end
 of period.......   $4,180,566   $   902,369        $12,203       $1,067,464     $217,049          --
                    ==========   ===========        =======       ==========     ========          ===
                             International Subaccount
                   --------------------------------------------
                                               For the Period
                                                    from
                     Unaudited                  December 14,
                    Nine Month                      1993
                      Period                    (commencement
                       ended      Year ended  of operations) to
                   September 30, December 31,   December 31,
                       1995          1994           1993
                   ------------- ------------ -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........   $   12,273    $   9,195          --
 Net realized
  gains (losses).      (20,969)       5,934          --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........       94,687      (46,936)         --
                    ----------    ---------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......       85,991      (31,807)         --
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    1,878,844    1,223,410          --
 Net benefits to
  policyholders..     (699,731)    (199,276)         --
                    ----------    ---------          ---
Net increase
 (decrease) in
 net assets from
 policyholder
 transactions....    1,179,113    1,024,134          --
                    ----------    ---------          ---
Net increase
 (decrease) in
 net assets......    1,265,104      992,327          --
Net assets at
 beginning of
 year............      992,327          --           --
                    ----------    ---------          ---
Net assets at end
 of period.......   $2,257,431    $ 992,327          --
                    ==========    =========          ===

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                   Money Market                                   Real Estate
                                    Subaccount                                 Equity Subaccount
                   ---------------------------------------------- --------------------------------------------
                                                 For the Period                               For the Period
                                                      from                                         from
                                                  December 14,                                 December 14,
                     Unaudited                        1993          Unaudited                      1993
                    Nine Month                    (commencement    Nine Month                  (commencement
                   Period ended    Year ended   of operations) to Period ended   Year ended  of operations) to
                   September 30,  December 31,    December 31,    September 30, December 31,   December 31,
                       1995           1994            1993            1995          1994           1993
                   -------------  ------------  ----------------- ------------- ------------ -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........  $     72,513   $    34,061          --           $ 19,445      $ 10,220          --
 Net realized
  gains (losses).           --            --           --             (5,581)      (10,840)         --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........           --            --           --             31,560         9,936          --
                   ------------   -----------          ---          --------      --------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......        72,513        34,061          --             45,424         9,316          --
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    12,819,682     7,344,361          --            292,428       525,631          --
 Net benefits to
  policyholders..   (13,019,966)   (5,123,289)         --           (230,821)     (115,063)         --
                   ------------   -----------          ---          --------      --------          ---
Net increase
 (decrease) in
 net assets from
 policyholder
 transactions....      (200,284)    2,221,072          --             61,607       410,568          --
                   ------------   -----------          ---          --------      --------          ---
Net increase
 (decrease) in
 net assets......      (127,771)    2,255,133          --            107,031       419,884          --
Net assets at
 beginning of
 year............     2,255,133           --           --            419,884           --           --
                   ------------   -----------          ---          --------      --------          ---
Net asset at end
 of year.........  $  2,127,362   $ 2,255,133          --           $526,915      $419,884          --
                   ============   ===========          ===          ========      ========          ===
                                 Special
                              Opportunities
                               Subaccount
                   -----------------------------------
                                  For the Period
                                       from
                                      May 6,
                     Unaudited         1994
                    Nine Month     (commencement
                   Period ended  of operations) to
                   September 30,   December 31,
                       1995            1994
                   ------------- -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........   $   (2,467)      $    886
 Net realized
  gains (losses).       11,636           (117)
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........      144,301          3,155
                    ----------       --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      153,470          3,924
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    1,017,198        333,168
 Net benefits to
  policyholders..    (321,791)         (4,202)
                    ---------        --------
Net increase
 (decrease) in
 net assets from
 policyholder
 transactions....      695,407        328,966
                    ----------       --------
Net increase
 (decrease) in
 net assets......      848,877        332,890
Net assets at
 beginning of
 year............      882,890            --
                    ----------       --------
Net asset at end
 of year.........   $1,181,767       $332,890
                    ==========       ========

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                        Short-Term U.S.
                                                                          Government
                                 Stock Subaccount                         Subaccount
                   -------------------------------------------- -------------------------------
                                               For the Period                  For the Period
                                                    from                            from
                                                December 14,                       May 1,
                     Unaudited                      1993          Unaudited         1994
                    Nine Month                  (commencement    Nine Month     (commencement
                   Period ended   Year ended  of operations) to Period ended  of operations) to
                   September 30, December 31,   December 31,    September 30,   December 31,
                       1995          1994           1993            1995            1994
                   ------------- ------------ ----------------- ------------- -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........   $   60,246    $   67,746         --          $   28,614        $   306
 Net realized
  gains (losses).       71,866        (1,272)        --               3,907             (1)
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........      624,107       (67,362)        --               3,148           (325)
                    ----------    ----------         ---         ----------        -------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      756,219          (888)        --              35,669            (20)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    4,933,082     1,606,781         --           2,235,875         41,816
 Net benefits to
  policyholders..     (753,641)     (253,270)        --            (143,990)          (333)
                    ----------    ----------         ---         ----------        -------
Net increase in
 net assets from
 policyholder
 transactions....    4,179,441     1,353,511         --           2,091,885         41,483
                    ----------    ----------         ---         ----------        -------
Net increase in
 net assets......    4,935,660     1,352,623         --           2,127,554         41,463
Net assets at
 beginning of
 year............    1,352,623           --          --              41,463            --
                    ----------    ----------         ---         ----------        -------
Net asset at end
 of year.........   $6,288,283    $1,352,623         --          $2,169,017        $41,463
                    ==========    ==========         ===         ==========        =======
                                Managed Subaccount
                   --------------------------------------------
                                               For the Period
                                                    from
                                                December 14,
                     Unaudited                      1993
                    Nine Month                  (commencement
                   Period ended   Year ended  of operations) to
                   September 30, December 31,   December 31,
                       1995          1994           1993
                   ------------- ------------ -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........   $   62,878     $ 11,667          --
 Net realized
  gains (losses).      156,923       (4,727)         --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period.........      154,367       (8,296)         --
                    ----------     --------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      374,168       (1,356)         --
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    4,142,912      859,794          --
 Net benefits to
  policyholders..   (2,383,868)    (211,705)         --
                    ----------     --------          ---
Net increase in
 net assets from
 policyholder
 transactions....    1,759,044      648,089          --
                    ----------     --------          ---
Net increase in
 net assets......    2,133,212      646,733          --
Net assets at
 beginning of
 year............      646,733          --           --
                    ----------     --------          ---
Net asset at end
 of year.........   $2,779,945     $646,733          --
                    ==========     ========          ===

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

September 30, 1995

NOTE 1--ORGANIZATION

John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was created on November 12, 1993. The Account commenced operations on December 14, 1993 from the receipt of policy premiums. The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of nine subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding portfolio of John Hancock Variable Series Trust I (the
Fund). New subaccounts may be added as new portfolios are added to the Fund, or as other investment options are developed, and made available to policyowners. The nine portfolios of the Fund which are currently available are Select Stock, Bond, International, Money Market, Real Estate Equity, Special Opportunities, Stock, Short-Term U.S. Government and Managed. Each portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
(UNAUDITED)

EXPENSES

JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at a maximum annual rate of .90% of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyowner indebtedness) and compounded daily. At September 30, 1995, there were no outstanding policy loans.

NOTE 3--TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

NOTE 4--DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the portfolios of the Fund at September 30, 1995 were as follows:

Portfolio                                  Shares Owned    Cost        Value
---------                                  ------------    ----        -----
Select Stock..............................    234,873   $ 3,794,192 $ 4,180,629
Bond......................................    107,480     1,044,643   1,067,480
International.............................    144,956     2,162,779   2,257,466
Money Market..............................    212,683     2,127,396   2,127,396
Real Estate Equity........................     45,709       495,363     526,923
Special Opportunities.....................     93,711     1,037,484   1,181,786
Stock.....................................    436,615     5,664,269   6,288,376
Short-Term U.S. Government................    214,268     2,165,884   2,169,031
Managed...................................    198,209     2,625,614   2,779,981
                                            ---------   ----------- -----------
                                            1,688,504   $21,117,624 $22,579,068
                                            =========   =========== ===========

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTE 5--DETAILS OF INVESTMENTS--CONTINUED
(UNAUDITED)

Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the portfolios of the Fund for the period ended September 30, 1995 were as follows:

Portfolio                                                Purchases     Sales
---------                                                ---------     -----
Select Stock........................................... $ 4,053,519 $ 1,286,446
Bond...................................................   1,018,140     202,268
International..........................................   1,759,940     615,455
Money Market...........................................   8,176,099   8,303,836
Real Estate Equity.....................................     317,700     226,704
Special Opportunities..................................     829,737     133,625
Stock..................................................   5,297,994   1,125,576
Short-Term U.S. Government.............................   2,326,096     205,907
Managed................................................   4,038,781   2,225,120
                                                        ----------- -----------
                                                        $27,818,006 $14,324,937
                                                        =========== ===========

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1994

                                                                   Real                             Short-Term
                   Select                              Money      Estate      Special                  U.S.
                   Stock       Bond    International   Market     Equity   Opportunities   Stock    Government  Managed
                 Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
                 ---------- ---------- ------------- ---------- ---------- ------------- ---------- ---------- ----------
Assets
Investment in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value (Notes 2
 and 3).........  $902,369   $217,049   $  992,327   $2,255,133  $419,884    $332,891    $1,352,623  $41,463    $646,733
Receivable from
 John Hancock
 Variable Series
 Trust I, for
 shares
 redeemed.......    10,064          7       16,164      268,706        31       4,029        10,093       57          77
                  --------   --------   ----------   ----------  --------    --------    ----------  -------    --------
Total assets....   912,433    217,056    1,008,491    2,523,839   419,915     336,920     1,362,716   41,520     646,810
Liabilities
Payable to John
 Hancock
 Variable Life
 Insurance
 Company........    10,035        --        16,132      268,641        17       4,019        10,050       56          56
Asset charges
 payable (Note
 2).............        29          7           32           65        14          11            43        1          21
                  --------   --------   ----------   ----------  --------    --------    ----------  -------    --------
Total liabili-
 ties...........    10,064          7       16,164      268,706        31       4,030        10,093       57          77
                  --------   --------   ----------   ----------  --------    --------    ----------  -------    --------
Net assets        $902,369   $217,049   $  992,327   $2,255,133  $419,884    $332,890    $1,352,623  $41,463    $646,733
                  ========   ========   ==========   ==========  ========    ========    ==========  =======    ========

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

                              Select                                                    International
                         Stock Subaccount               Bond Subaccount                   Subaccount
                  ------------------------------ ------------------------------ ------------------------------
                                For the Period                 For the Period                 For the Period
                                     from                           from                           from
                                 December 14,                   December 14,                   December 14,
                                     1993                           1993                           1993
                                 (commencement                  (commencement                  (commencement
                   Year ended  of operations) to  Year ended  of operations) to  Year ended  of operations) to
                  December 31,   December 31,    December 31,   December 31,    December 31,   December 31,
                      1994           1993            1994           1993            1994           1993
                  ------------ ----------------- ------------ ----------------- ------------ -----------------
Investment
 income:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........   $ 39,711         $ 541         $ 7,083           --           $ 11,324          --
                    --------         -----         -------           ---          --------          ---
Total investment
 income..........     39,711           541           7,083           --             11,324          --
Expenses:
 Mortality and
  expense risks..      2,688             4             509           --              2,129          --
                    --------         -----         -------           ---          --------          ---
Net investment
 income..........     37,023           537           6,574           --              9,195          --
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).    (37,955)          --           (2,259)          --              5,934          --
 Net unrealized
  depreciation
  during the
  year...........    (24,086)         (447)         (3,839)          --            (46,936)         --
                    --------         -----         -------           ---          --------          ---
Net realized and
 unrealized loss
 on investments..    (62,041)         (447)         (6,098)          --            (41,002)         --
                    --------         -----         -------           ---          --------          ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   $(25,018)        $  90         $   476           --           $(31,807)         --
                    ========         =====         =======           ===          ========          ===
                           Money Market
                            Subaccount
                  ------------------------------
                                For the Period
                                     from
                                 December 14,
                                     1993
                                 (commencement
                   Year ended  of operations) to
                  December 31,   December 31,
                      1994           1993
                  ------------ -----------------
Investment
 income:
 Distributions
  received from
  the portfolios
  of John Hancock
  Variable Series
  Trust I........   $39,245           --
                    -------           ---
Total investment
 income..........    39,245           --
Expenses:
 Mortality and
  expense risks..     5,184           --
                    -------           ---
Net investment
 income..........    34,061           --
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).       --            --
 Net unrealized
  depreciation
  during the
  year...........       --            --
                    -------           ---
Net realized and
 unrealized loss
 on investments..       --            --
                    -------           ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   $34,061           --
                    =======           ===

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                     Special                                     Short-Term
                            Real Estate           Opportunities                                U.S. Government
                         Equity Subaccount         Subaccount*         Stock Subaccount          Subaccount*
                   ------------------------------ ------------- ------------------------------ ---------------
                                 For the Period                               For the Period
                                      from                                         from
                                  December 14,                                 December 14,
                                      1993                                         1993
                                  (commencement                                (commencement
                    Year ended  of operations) to Period ended   Year ended  of operations) to  Period ended
                   December 31,   December 31,    December 31,  December 31,   December 31,     December 31,
                       1994           1993            1994          1994           1993             1994
                   ------------ ----------------- ------------- ------------ ----------------- ---------------
Investment in-
come:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........    $ 10,909          --            $1,493       $ 70,819          --              $ 331
                     --------          ---           ------       --------          ---             -----
Total investment
income...........      10,909          --             1,493         70,819          --                331
Expenses:
 Mortality and
 expense risks...         689          --               607          3,073          --                 25
                     --------          ---           ------       --------          ---             -----
Net investment
income...........      10,220          --               886         67,746          --                306
Net realized and
unrealized gain
(loss) on invest-
ments:
 Net realized
 losses..........     (10,840)         --              (117)        (1,272)         --                 (1)
 Net unrealized
 appreciation
 (depreciation)
 during the year.       9,936          --             3,155        (67,362)         --               (325)
                     --------          ---           ------       --------          ---             -----
Net realized and
unrealized gain
(loss) on
investments......        (904)         --             3,038        (68,634)         --               (326)
                     --------          ---           ------       --------          ---             -----
Net increase
(decrease) in net
assets resulting
from operations..    $  9,316          --            $3,924       $   (888)         --              $ (20)
                     ========          ===           ======       ========          ===             =====
                         Managed Subaccount
                   ------------------------------
                                 For the Period
                                      from
                                  December 14,
                                      1993
                                  (commencement
                    Year ended  of operations) to
                   December 31,   December 31,
                       1994           1993
                   ------------ -----------------
Investment in-
come:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........    $ 12,985          --
                     --------          ---
Total investment
income...........      12,985          --
Expenses:
 Mortality and
 expense risks...       1,318          --
                     --------          ---
Net investment
income...........      11,667          --
Net realized and
unrealized gain
(loss) on invest-
ments:
 Net realized
 losses..........      (4,727)         --
 Net unrealized
 appreciation
 (depreciation)
 during the year.      (8,296)         --
                     --------          ---
Net realized and
unrealized gain
(loss) on
investments......     (13,023)         --
                     --------          ---
Net increase
(decrease) in net
assets resulting
from operations..    $ (1,356)         --
                     ========          ===

* The Short-Term U.S. Government and the Special Opportunities Subaccounts commenced operations on May 1 and May 6, 1994, respectively.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

                      Select Stock Subaccount           Bond Subaccount          International Subaccount
                   ------------------------------ ---------------------------- -----------------------------
                                 For the Period               For the Period                For the Period
                                      from                         from                          from
                                  December 14,                 December 14,                  December 14,
                                      1993                         1993                          1993
                                  (commencement                (commencement                 (commencement
                   Year ended   of operations) to Year ended of operations) to Year ended  of operations) to
                    December      December 31,     December    December 31,     December     December 31,
                    31, 1994          1993         31, 1994        1993         31, 1994         1993
                   -----------  ----------------- ---------- ----------------- ----------  -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........  $    37,023       $   537       $  6,574         --         $    9,195         --
 Net realized
  gains (losses).      (37,955)          --          (2,259)        --              5,934         --
 Net unrealized
  depreciation
  during the
  year...........      (24,086)         (447)        (3,839)        --            (46,936)        --
                   -----------       -------       --------         ---        ----------         ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      (25,018)           90            476         --            (31,807)        --
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    2,165,201        12,650        279,171         --          1,223,410         --
 Net benefits to
  policyholders..   (1,250,017)         (537)       (62,598)        --           (199,276)        --
                   -----------       -------       --------         ---        ----------         ---
Net increase in
 net assets from
 policyholder
 transactions....      915,184        12,113        216,573         --          1,024,134         --
                   -----------       -------       --------         ---        ----------         ---
Net increase in
 net assets......      890,166        12,203        217,049         --            992,327         --
Net assets at
 beginning of
 year............       12,203           --             --          --                --          --
                   -----------       -------       --------         ---        ----------         ---
Net assets at end
 of year.........  $   902,369       $12,203       $217,049         --         $  992,237         --
                   ===========       =======       ========         ===        ==========         ===
                      Money Market Subaccount
                   ------------------------------
                                 For the Period
                                      from
                                  December 14,
                                      1993
                                  (commencement
                   Year ended   of operations) to
                    December      December 31,
                    31, 1994          1993
                   ------------ -----------------
Increase in net
 assets from
 operations:
 Net investment
  income.........  $    34,061         --
 Net realized
  gains (losses).          --          --
 Net unrealized
  depreciation
  during the
  year...........          --          --
                   -----------         ---
Net increase
 (decrease) in
 net assets
 resulting from
 operations......       34,061         --
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    7,344,361         --
 Net benefits to
  policyholders..   (5,123,289)        --
                   -----------         ---
Net increase in
 net assets from
 policyholder
 transactions....    2,221,072         --
                   -----------         ---
Net increase in
 net assets......    2,255,133         --
Net assets at
 beginning of
 year............          --          --
                   -----------         ---
Net assets at end
 of year.........  $ 2,255,133         --
                   ===========         ===

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                                              Short-
                                                   Special                                   Term U.S.
                           Real Estate          Opportunities                               Government
                        Equity Subaccount        Subaccount*        Stock Subaccount        Subaccount*
                   ---------------------------- ------------- ----------------------------- -----------
                               For the Period                              For the Period
                                    from                                        from
                                December 14,                                December 14,
                                    1993                                        1993
                     Year       (commencement                               (commencement     Period
                     ended    of operations) to Period ended  Year ended  of operations) to    ended
                   December     December 31,    December 31,   December     December 31,     December
                   31, 1994         1993            1994       31, 1994         1993         31, 1994
                   ---------  ----------------- ------------- ----------  ----------------- -----------
Increase in net
assets from
operations:
 Net investment
 income..........  $  10,220         --           $    886    $   67,746         --           $   306
 Net realized
 losses..........    (10,840)        --               (117)       (1,272)        --                (1)
 Net unrealized
 appreciation
 (depreciation)
 during the year.      9,936         --              3,155       (67,362)        --              (325)
                   ---------         ---          --------    ----------         ---          -------
Net increase
(decrease) in net
assets resulting
from operations..      9,316         --              3,924          (888)        --               (20)
From policyholder
transactions:
 Net premiums
 from
 policyholders...    525,631         --            333,168     1,606,781         --            41,816
 Net benefits to
 policyholders...   (115,063)        --             (4,202)     (253,270)        --              (333)
                   ---------         ---          --------    ----------         ---          -------
Net increase in
net assets from
policyholder
transactions.....    410,568         --            328,966     1,353,511         --            41,483
                   ---------         ---          --------    ----------         ---          -------
Net increase in
net assets.......    419,884         --            332,890     1,352,623         --            41,463
Net assets at
beginning of
year.............        --          --                --            --          --               --
                   ---------         ---          --------    ----------         ---          -------
Net asset at end
of year..........  $ 419,884         --           $332,890    $1,352,623         --           $41,463
                   =========         ===          ========    ==========         ===          =======
                       Managed Subaccount
                   ----------------------------
                               For the Period
                                    from
                                December 14,
                                    1993
                     Year       (commencement
                     ended    of operations) to
                   December     December 31,
                   31, 1994         1993
                   ---------- -----------------
Increase in net
assets from
operations:
 Net investment
 income..........  $  11,667         --
 Net realized
 losses..........     (4,727)        --
 Net unrealized
 appreciation
 (depreciation)
 during the year.     (8,296)        --
                   ---------         ---
Net increase
(decrease) in net
assets resulting
from operations..     (1,356)        --
From policyholder
transactions:
 Net premiums
 from
 policyholders...    859,794         --
 Net benefits to
 policyholders...   (211,705)        --
                   ---------         ---
Net increase in
net assets from
policyholder
transactions.....    648,089         --
                   ---------         ---
Net increase in
net assets.......    646,733         --
Net assets at
beginning of
year.............        --          --
                   ---------         ---
Net asset at end
of year..........  $ 646,733         --
                   =========         ===

* The Short-Term U.S. Government and the Special Opportunities Subaccounts commenced operations on May 1 and May 6, 1994, respectively.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 1994

NOTE 1--ORGANIZATION

John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was created on November 12, 1993. The Account commenced operations on December 14, 1993 from the receipt of policy premiums. The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of nine subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding portfolio of John Hancock Variable Series Trust I (the
Fund). New subaccounts may be added as new portfolios are added to the Fund, or as other investment options are developed, and made available to policyowners. The nine portfolios of the Fund which are currently available are Select Stock, Bond, International, Money Market, Real Estate Equity, Special Opportunities, Stock, Short-Term U.S. Government and Managed. Each portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

EXPENSES

JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at a maximum annual rate of .90% of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyowner indebtedness) and compounded daily. At December 31, 1994, there were no outstanding policy loans.

NOTE 3--NET ASSETS

The net assets attributable to JHVLICO represent JHVLICO's funds deposited in the Account. At its discretion, these amounts may be transferred by JHVLICO to its general account. At December 31, 1994, there were no assets attributable to JHVLICO in the Account.

NOTE 4--TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

NOTE 5--DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the portfolios of the Fund at December 31, 1994 were as follows:

Portfolio                                    Shares Owned    Cost      Value
---------                                    ------------    ----      -----
Select Stock................................    62,636    $  926,902 $  902,369
Bond........................................    23,627       220,888    217,049
International...............................    67,885     1,039,263    992,327
Money Market................................   225,457     2,255,133  2,255,133
Real Estate Equity..........................    37,639       409,948    419,884
Special Opportunities.......................    33,480       329,736    332,891
Stock.......................................   117,597     1,419,985  1,352,623
Short-Term U.S. Government..................     4,291        41,788     41,463
Managed.....................................    54,065       655,030    646,733
                                               -------    ---------- ----------
                                               626,677    $7,298,673 $7,160,472
                                               =======    ========== ==========

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTE 5--DETAILS OF INVESTMENTS--CONTINUED

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the portfolios of the Fund during 1994 were as follows:

Portfolio                                                  Purchases    Sales
---------                                                  ---------    -----
Select Stock............................................. $ 2,345,698 $1,393,491
Bond.....................................................     285,533     62,386
International............................................   1,224,358    191,029
Money Market.............................................   7,455,168  5,200,035
Real Estate Equity.......................................     631,071    210,283
Special Opportunities....................................     334,391      4,538
Stock....................................................   1,673,086    251,829
Short-Term U.S. Government...............................      42,146        357
Managed..................................................     967,228    307,741
                                                          ----------- ----------
                                                          $14,958,679 $7,621,689
                                                          =========== ==========

              REPORTS OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
 of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (comprising, respectively, the Select Stock, Bond, International, Money Market, Real Estate Equity, Special Opportunities, Stock, Short-Term U.S. Government and Managed Subaccounts) as of December 31, 1994, and the related statements of operations and statements of changes in net assets for the year ended December 31, 1994, and the period from October 4, 1993 (commencement of operations) to December 31, 1993 for the Select Stock, Bond, International, Money Market, Real Estate Equity, Stock, and Managed Subaccounts; the related statement of operations and statement of changes in net assets for the period from May 6, 1994 (commencement of operations) to December 31, 1994 for the Special Opportunities Subaccount; and the related statement of operations and statement of changes in net assets for the period from May 1, 1994 (commencement of operations) to December 31, 1994 for the Short-Term U.S. Government Subaccount. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1994, and the results of their operations and the changes in their net assets for each of the periods indicated above, in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP

Boston, Massachusetts
February 7, 1995

                               ----------------

Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1994 and 1993, and the related statements of operations and unassigned deficit and cash flows for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994 in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                              Ernst & Young LLP

Boston, Massachusetts
February 7, 1995

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF FINANCIAL POSITION

                                               (Unaudited)
                                               September 30    December 31
                                               ------------ ------------------
                                                   1995       1994      1993
                                                   ----       ----      ----
                                                       (In millions)
Assets
Bonds--Note 7.................................   $  466.8   $  458.3  $  433.0
Preferred stocks..............................        5.2        5.3       6.4
Common stocks.................................        2.3        1.9       2.4
Investment in affiliate.......................       64.9       59.9      57.6
Mortgage loans on real estate--Note 7.........      138.0      148.5     163.1
Real estate...................................       43.0       27.8      16.7
Policy loans..................................       58.4       47.3      36.9
Cash items:
  Cash in banks...............................        0.0       29.3       5.7
  Temporary cash investments..................       52.4       46.7      17.6
                                                 --------   --------  --------
                                                     52.4       76.0      23.3
Premiums due and deferred.....................       38.6       43.9      47.3
Investment income due and accrued.............       16.0       14.7      14.4
Other general account assets..................       12.1       22.3       8.9
Assets held in separate accounts..............    2,210.0    1,721.0   1,568.6
                                                 --------   --------  --------
TOTAL ASSETS..................................   $3,107.7   $2,626.9  $2,378.6
                                                 ========   ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS:
  Policy reserves.............................   $  658.1   $  638.6  $  600.3
  Federal income and other taxes payable--Note
   1..........................................        9.8       17.3      (1.2)
  Other accrued expenses......................      (14.9)      22.8       1.0
  Asset valuation reserve--Note 1.............       14.1       12.6      10.4
  Obligations related to separate accounts....    2,206.2    1,717.7   1,565.3
                                                 --------   --------  --------
TOTAL OBLIGATIONS.............................    2,873.3    2,409.0   2,175.8
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized
   50,000 shares;
   issued and outstanding 50,000 shares--1995;
   20,000 shares--1994 and 1993...............        2.5       25.0      25.0
  Paid-in capital.............................      377.5      355.0     355.0
  Unassigned deficit..........................     (145.6)    (162.1)   (177.2)
                                                 --------   --------  --------
TOTAL STOCKHOLDER'S EQUITY....................      234.4      217.9     202.8
                                                 --------   --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY....   $3,107.7   $2,626.9  $2,378.6
                                                 ========   ========  ========

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                 (Unaudited)
                                 Nine months
                                    ended
                                September 30     Year ended December 31
                               ----------------  -------------------------
                                1995     1994     1994     1993     1992
                                ----     ----     ----     ----     ----
                                            (In millions)
Income
  Premiums.................... $ 378.9  $ 345.2  $ 430.5  $ 398.8  $ 416.4
  Net investment income--Note
   4..........................    47.1     43.1     57.6     61.3     62.0
  Other, net..................    57.7      1.1     95.5     (4.0)    (3.9)
                               -------  -------  -------  -------  -------
                                 483.7    389.4    583.6    456.1    474.5
Benefits and Expenses
  Payments to policyholders
   and beneficiaries..........   161.3    138.7    187.5    190.8    199.0
  Additions to reserves to
   provide for future payments
   to policyholders and bene-
   ficiaries..................   165.3    124.4    185.3    111.5    120.9
  Expenses of providing
   service to policyholders
   and obtaining new
   insurance--Note 6..........   113.9    127.9    168.9    144.5    111.4
  Cost of restructuring.......     0.0      0.0      3.0      0.0      0.0
  State and miscellaneous tax-
   es.........................     8.8      8.2     11.3      9.8      9.5
                               -------  -------  -------  -------  -------
                                 449.3    399.2    556.0    456.6    440.8
                               -------  -------  -------  -------  -------
    GAIN (LOSS) FROM
     OPERATIONS BEFORE FEDERAL
     INCOME TAXES AND NET
     REALIZED CAPITAL GAINS
     (LOSSES).................    34.4     (9.8)    27.6     (0.5)    33.7
Federal income taxes (bene-
 fit)--Note 1.................    19.9     (1.4)    15.0      6.5     20.5
                               -------  -------  -------  -------  -------
    GAIN (LOSS) FROM
     OPERATIONS BEFORE NET
     REALIZED CAPITAL GAINS
     (LOSSES).................    14.5     (8.4)    12.6     (7.0)    13.2
Net realized capital gains
 (losses)--Note 5.............    (0.6)     1.2      0.4     (2.6)    (1.4)
                               -------  -------  -------  -------  -------
    NET GAIN (LOSS)...........    13.9     (7.2)    13.0     (9.6)    11.8
Unassigned deficit at begin-
 ning of year.................  (162.1)  (177.2)  (177.2)  (142.3)  (157.1)
Net unrealized capital gains
 (losses) and other adjust-
 ments--Note 5................     2.0     (3.7)    (1.5)    (3.2)    (2.2)
Valuation reserve changes--
 Note 1.......................     0.0      2.5      2.7      2.3      9.0
Change in separate account
 surplus......................     0.5      0.0      0.0      0.5      0.2
Other reserves and adjust-
 ments........................     0.1      0.4      0.9    (24.9)    (4.0)
                               -------  -------  -------  -------  -------
    UNASSIGNED DEFICIT AT END
     OF PERIOD................ $(145.6) $(185.2) $(162.1) $(177.2) $(142.3)
                               =======  =======  =======  =======  =======

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

                                    (Unaudited)
                                 Nine months ended
                                   September 30      Year ended December 31
                                 -----------------   ----------------------
                                   1995      1994     1994     1993     1992
                                   ----      ----     ----     ----     ----
                                               (In millions)
Cash Provided
  Insurance premiums............   $383.3    $352.3   $517.2   $411.4   $425.4
  Net investment income.........     46.1      43.2     57.9     63.0     62.0
  Other, net....................     66.2       0.4     (0.3)    (0.6)    (2.6)
                                 --------  --------  -------  -------  -------
                                    495.6     395.9    574.8    473.8    484.8
  Benefits to policyholders and
   beneficiaries................    150.3     132.6    175.3    176.6    186.4
  Dividends paid to policyhold-
   ers..........................      9.5       8.9     11.9     14.8     12.2
  Insurance expenses and other
   taxes........................    122.5     135.5    180.6    148.4    118.9
  Net transfers to separate ac-
   counts.......................    149.4      96.4    146.6     91.9     65.9
  Other, net....................     37.8       6.0      7.7     22.1     33.1
                                 --------  --------  -------  -------  -------
                                    469.5     379.4    522.1    453.8    416.5
                                 --------  --------  -------  -------  -------
      NET CASH PROVIDED FROM OP-
       ERATIONS.................     26.1      16.5     52.7     20.0     68.3
  Proceeds from the disposition,
   redemption and prepayment of:
    Bonds.......................     44.9      44.5     70.1    103.0     49.1
    Stocks......................      0.7       1.0      1.2      9.4      4.5
    Real estate.................      0.0       4.2     22.1      3.6      1.7
    Other invested assets.......      0.0       0.0      1.3      0.1      0.0
  Mortgage loan repayments......     16.3      26.0     35.2     80.1     13.9
  Other sources.................      0.0      11.2     21.8      0.0      0.0
                                 --------  --------  -------  -------  -------
      TOTAL CASH PROVIDED.......     88.0     103.4    204.4    216.2    137.5
Cash Applied
  Purchase of:
    Bonds.......................     53.3      81.0     94.1     92.3    132.5
    Stocks......................      1.7       1.5      1.5     59.8      1.4
    Real estate.................     15.5       0.0     18.4      0.5      0.3
    Other invested assets.......      0.0       0.9      0.9      4.2      0.2
  Mortgage loans issued.........      6.5      28.7     37.9     32.4     16.8
  Return of paid-in capital to
   John Hancock.................      0.0       0.0      0.0      1.8      0.0
  Other applications............     34.6       0.0     (1.1)    43.8     (0.3)
                                 --------  --------  -------  -------  -------
      TOTAL CASH APPLIED........    111.6     112.1    151.7    234.8    150.9
                                 --------  --------  -------  -------  -------
INCREASE (DECREASE) IN CASH AND
 TEMPORARY
 CASH INVESTMENTS...............    (23.6)     (8.7)    52.7    (18.6)   (13.4)
Cash and temporary cash invest-
 ments at beginning of year.....     76.0      23.3     23.3     41.9     55.3
                                 --------  --------  -------  -------  -------
CASH AND TEMPORARY CASH INVEST-
 MENTS AT
 END OF PERIOD.................. $   52.4  $   14.6  $  76.0  $  23.3  $  41.9
                                 ========  ========  =======  =======  =======


The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY

                                           Common  Paid-in  Unassigned
                                           Stock   Capital   Deficit   Total
                                           ------  -------  ---------- ------
                                                    (In millions)
Balance at January 1, 1992................ $25.0   $356.8    $(157.1)  $224.7
1992 Transactions:
  Net gain................................                      11.8     11.8
  Net unrealized capital losses and other
   adjustments............................                      (2.2)    (2.2)
  Valuation reserve changes...............                       9.0      9.0
  Change in separate account surplus......                       0.2      0.2
  Other reserves and adjustments..........                      (4.0)    (4.0)
                                           -----   ------    -------   ------
Balance at December 31, 1992..............  25.0    356.8     (142.3)   239.5
1993 Transactions:
  Net loss................................                      (9.6)    (9.6)
  Net unrealized capital losses and other
   adjustments............................                      (3.2)    (3.2)
  Valuation reserve changes...............                       2.3      2.3
  Change in separate account surplus......                       0.5      0.5
  Other reserves and adjustments..........                     (24.9)   (24.9)
  Return of capital.......................           (1.8)               (1.8)
                                           -----   ------    -------   ------
Balance at December 31, 1993..............  25.0    355.0     (177.2)   202.8
1994 Transactions:
  Net gain................................                      13.0     13.0
  Net unrealized capital losses and other
   adjustments............................                      (1.5)    (1.5)
  Valuation reserve changes...............                       2.7      2.7
  Change in separate account surplus......                       0.0      0.0
  Other reserves and adjustments..........                       0.9      0.9
                                           -----   ------    -------   ------
Balance at December 31, 1994.............. $25.0   $355.0    $(162.1)  $217.9
                                           =====   ======    =======   ======
For the nine months ended September 30,
 1994 (unaudited)
Balance at January 1, 1994................ $25.0   $355.0    $(177.2)  $202.8
1994 Transactions:
  Net loss................................                      (7.2)    (7.2)
  Net unrealized capital losses and other
   adjustments............................                      (3.7)    (3.7)
  Valuation reserve changes...............                       2.5      2.5
  Change in separate account surplus......                       0.0      0.0
  Other reserves and adjustments..........                       0.4      0.4
                                           -----   ------    -------   ------
Balance at September 30, 1994............. $25.0   $355.0    $(185.2)  $194.8
                                           =====   ======    =======   ======
For the nine months ended September 30,
 1995 (unaudited)
Balance at January 1, 1995................ $25.0   $355.0    $(162.1)  $217.9
1995 Transactions:
  Net gain................................                      13.9     13.9
  Net unrealized capital gains and other
   adjustments............................                       2.0      2.0
  Valuation reserves changes..............                       0.0      0.0
  Change in separate account surplus......                       0.5      0.5
  Other reserves and adjustments..........                       0.1      0.1
  Reclassification of paid-in capital..... (22.5)    22.5                 0.0
                                           -----   ------    -------   ------
Balance at September 30, 1995............. $ 2.5   $377.5    $(145.6)  $234.4
                                           =====   ======    =======   ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners which are currently considered generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company. Accordingly, the assets in the statements of financial position are "admitted assets" as defined by regulatory authorities.

In January, 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts." This Statement extends the requirements of Statements No. 60, 97 and 113 to mutual life insurance enterprises and amends FASB Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." SFAS No. 120 and Interpretation No. 40, as amended, require life insurance companies to adopt certain accounting principles in their financial statements in order to continue to be considered in accordance with generally accepted accounting principles, effective for 1996 financial statements. The manner in which policy reserves, new business acquisition costs, asset valuation and the related tax effects are recorded will change. The modifications to existing accounting practices which may be necessary have been defined by the American Institute of Certified Public Accountants in Statement of Position (SOP) 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises." The Company has not yet determined the effects of such modifications on its general purpose financial statements.

The significant accounting practices of the Company are as follows:

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bonds and stock values are carried as prescribed by the National Association of Insurance Commissioners (NAIC): bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 1--ACCOUNTING PRACTICES--CONTINUED

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight line basis.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: Beginning in 1992, the Company adopted the Asset Valuation Reserve (AVR) prescribed by the NAIC to replace the Mandatory Securities Valuation Reserve (MSVR) previously required by the NAIC and the additional Mortgage and Real Estate Valuation Reserve
(MRVR) provided by the Company. The AVR is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents the after tax net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed income securities, principally bonds and mortgage loans. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At September 30, 1995, the IMR, net of 1995 amortization of $0.8 million, amounted to $6.5 million which is included in policy reserves. The corresponding amounts at September 30, 1994 were $0.8 million and $7.4 million, respectively. At December 31, 1994, the IMR, net of 1994 amortization of $1.1 million, amounted to $7.1 million, which is included in policy reserves. The corresponding 1993 amounts were $0.5 million and $7.6 million, respectively.

Separate Accounts: Separate account assets (unit investment trusts valued at market) and separate account obligations (principally policyholder account values) are included as separate captions in the statements of financial position. In 1995 and 1994, the change in separate account surplus is recognized through direct charges or credits to unassigned deficit. In 1993 and 1992 separate account business was combined with the general account under the appropriate captions in the consolidated summary of operations. The 1993 and 1992 presentation was reclassified to permit comparison with the corresponding 1995 and 1994 amounts. The presentation has no effect on unassigned deficit.

Fair Values of Financial Instruments: SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 1--ACCOUNTING PRACTICES--CONTINUED

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments which are carried at equity values are based on quoted market prices.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates its fair value.

  The fair value for outstanding commitments to purchase long-term bonds is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and the end of the period, respectively. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

Capital Gains and Losses: Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995.

Federal Income Taxes: Federal income taxes are provided in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock, its Parent, in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $26.7 million for the nine months ended September 30, 1995 and

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 1--ACCOUNTING PRACTICES--CONTINUED

received tax benefits of $1.8 million for the nine months ended September 30, 1994. The Company received federal tax benefits of $7.0 million in 1994 and made payments of $17.0 million and $24.9 million in 1993 and 1992, respectively.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for timing differences that may exist between financial reporting and taxable income or loss.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to the unassigned deficit. During 1994, the Company refined certain actuarial assumptions inherent in the calculation of preconversion yearly renewable term and gross premium deficiency reserves, resulting in a $2.7 million decrease in the unassigned deficit at December 31, 1994. Similar refinements to the actuarial assumptions inherent in the calculation of active life waiver of premium disability reserves were made during 1993 and 1992 resulting in a $2.3 million and $9.0 million decrease in the unassigned deficit at December 31, 1993 and December 31, 1992, respectively. During the nine months ended September 30, 1995, there were no refinements in actuarial assumptions inherent in the calculation of policy reserves. During the nine months ended September 30, 1994, the Company refined actuarial assumptions inherent in the calculation of preconversion yearly renewable term reserves, resulting in a $2.5 million decrease in the unassigned deficit at September 30, 1994.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1993 and 1992 amounts have been reclassified to permit comparison with the corresponding 1995 and 1994 amounts.

NOTE 2--CAPITALIZATION

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice had the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

During 1993, the Company returned $1.8 million of paid-in capital to John
Hancock.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company, for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The acquisition was accounted for using the purchase method and the unamortized goodwill was $17.9 million and $18.9 million at September 30, 1995 and December 31, 1994, respectively. The Company made contingent payments to CPAL of $1.5 million for the nine months ended September 30, 1995 and $1.5 million in 1994.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                Nine months ended
                                                  September 30
                                                -----------------
                                                  1995     1994   1994 1993 1992
                                                  ----     ----   ---- ---- ----
                                                         (In millions)
Investment expenses ........................... $    1.9 $    2.3 $3.4 $2.9 $2.8
Interest expense...............................      0.0      0.0  0.2  0.0  0.0
Depreciation expense...........................      0.7      0.4  0.6  0.6  0.5
Investment taxes...............................      0.4      0.2  0.2  0.3  0.2
                                                -------- -------- ---- ---- ----
                                                $    3.0 $    2.9 $4.4 $3.8 $3.5
                                                ======== ======== ==== ==== ====

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                       Nine months ended
                                         September 30
                                       ------------------
                                         1995      1994    1994   1993   1992
                                         ----      ----    ----   ----   ----
                                                  (In millions)
Gains (losses) from asset sales....... $    0.1  $   (0.7) $(1.6) $ 9.6  $(2.1)
Less capital gains (tax) credit.......     (0.5)      2.5    2.5   (4.2)   0.8
Less net amounts transferred to IMR...     (0.2)     (0.6)  (0.5)  (8.0)  (0.1)
                                       --------  --------  -----  -----  -----
  Net Realized Capital Gains (Losses). $   (0.6) $    1.2  $ 0.4  $(2.6) $(1.4)
                                       ========  ========  =====  =====  =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS--CONTINUED

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                         Nine months ended
                                           September 30
                                         ------------------
                                           1995      1994    1994   1993   1992
                                           ----      ----    ----   ----   ----
                                                    (In millions)
Gains (losses) from changes in security
 values and book value adjustments.....  $    3.6  $   (2.0) $ 0.7  $(1.4) $ 1.4
Increase in asset valuation reserve....      (1.6)     (1.7)  (2.2)  (1.8)  (3.6)
                                         --------  --------  -----  -----  -----
  Net Unrealized Capital Gains (Losses)
   and Other
   Adjustments.........................  $    2.0  $   (3.7) $(1.5) $(3.2) $(2.2)
                                         ========  ========  =====  =====  =====

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1995, 1994, 1993 and 1992 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $72.4 million, $88.5 million, $117.0 million, $98.2 million and $75.2 million for the nine months ended September 30, 1995 and September 30, 1994, in 1994 and 1993, and 1992, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

In 1992, the National Association of Insurance Commissioners issued its accounting policy for "Employers' Accounting for Postretirement Benefits Other Than Pensions." The service fee charged to the Company by the Parent includes $1.6 million, $2.0 million, $6.0 million and $1.4 million for the nine months ended September 30, 1995 and September 30, 1994 and the years ended December 31, 1994 and 1993, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method in accordance with this policy, including a provision for the transition liability which is being amortized over twenty years, that was allocated to the Company.

On October 1, 1993, the Company entered into an assumption reinsurance agreement with John Hancock to cede a block of variable life, universal life and flexible variable life insurance policies to John Hancock representing substantially all of such policies written by the Company in the State of New York. In connection with this agreement, general account assets consisting of bonds, mortgage loans, policy loans, cash, investment income due and accrued and deferred and uncollected premiums totalling $72.2 million were transferred by the Company to John Hancock, along with policy reserves, unearned premiums and dividend liabilities totalling $47.7 million and surplus totalling $24.5 million. Separate account assets consisting of common stock and policy loans totalling $200.8 million were transferred to John Hancock's separate accounts along with $200.8 million in separate account policyholder obligations.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 6--TRANSACTIONS WITH PARENT--CONTINUED

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $30.2 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $13.6 million for the nine months ended September 30, 1995. The corresponding amounts for the year ended December 31, 1994 were $29.5 million and $26.9 million, respectively.

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                           Nine months ended September 30, 1995
                                          --------------------------------------
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
                                            Value     Gains      Losses   Value
                                          --------- ---------- ---------- ------
                                                      (In millions)
U.S. treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $  4.4     $ 0.0      $ 0.1    $  4.3
Obligations of states and political sub-
 divisions..............................     12.9       1.1        0.0      14.0
Debt securities issued by foreign gov-
 ernments...............................      0.3       0.0        0.0       0.3
Corporate securities....................    442.6      38.5        0.6     480.5
Mortgage-backed securities..............      6.6       0.2        0.1       6.7
                                           ------     -----      -----    ------
Totals..................................   $466.8     $39.8      $ 0.8    $505.8
                                           ======     =====      =====    ======
                                               Year ended December 31, 1994
                                          --------------------------------------
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
                                            Value     Gains      Losses   Value
                                          --------- ---------- ---------- ------
                                                      (In millions)
U.S. treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 10.4     $ 0.0      $ 0.5    $  9.9
Obligations of states and political sub-
 divisions..............................     11.6       0.2        0.1      11.7
Debt securities issued by foreign gov-
 ernments...............................      1.3       0.0        0.0       1.3
Corporate securities....................    431.9      10.5        9.9     432.5
Mortgage-backed securities..............      3.1       0.1        0.1       3.1
                                           ------     -----      -----    ------
Totals..................................   $458.3     $10.8      $10.6    $458.5
                                           ======     =====      =====    ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 7--INVESTMENTS--CONTINUED

                                               Year ended December 31, 1993
                                          --------------------------------------
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
                                            Value     Gains      Losses   Value
                                          --------- ---------- ---------- ------
                                                      (In millions)
U.S. treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $  3.5     $ 0.2       $0.0    $  3.7
Obligations of states and political sub-
 divisions..............................     10.6       1.3        0.0      11.9
Debt securities issued by foreign gov-
 ernments...............................      0.4       0.0        0.0       0.4
Corporate securities....................    413.5      47.3        0.8     460.0
Mortgage-backed securities..............      5.0       0.2        0.0       5.2
                                           ------     -----       ----    ------
Totals..................................   $433.0     $49.0       $0.8    $481.2
                                           ======     =====       ====    ======

The statement value and fair value of bonds by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                        September 30, 1995    December 31, 1994
                                        --------------------- -------------------
                                        Statement    Fair     Statement   Fair
                                          Value      Value      Value     Value
                                        ----------- --------- ---------- --------
                                                    (In millions)
Due in one year or less...............   $    14.5  $    14.8  $   28.5  $   28.6
Due after one year through five years.       133.0      139.1     163.1     165.7
Due after five years through ten
 years................................       177.1      188.4     167.7     162.5
Due after ten years...................       135.6      156.8      95.9      98.6
                                         ---------  ---------  --------  --------
                                             460.2      499.1     455.2     455.4
Mortgage-backed securities............         6.6        6.7       3.1       3.1
                                         ---------  ---------  --------  --------
                                            $466.8     $505.8    $458.3    $458.5
                                         =========  =========  ========  ========

Proceeds from sales, maturities and prepayments of bonds during the nine months ended September 30, 1995 and September 30, 1994 were $44.9 million and $44.5 million, respectively. Gross gains of $0.6 million and $0.9 million and gross losses of $0.1 million and $0.0 million were realized on these transactions during the nine months ended September 30, 1995 and September 30, 1994, respectively.

Proceeds from sales, maturities, and prepayments of bonds during 1994, 1993 and 1992 were $70.1 million, $103.0 million and $49.1 million, respectively. Gross gains of $1.1 million in 1994, $10.1 million in 1993, and $0.9 million in 1992 and gross losses of $0.2 million in 1994, $0.0 million in 1993, and $1.0 million in 1992 were realized on these transactions.

The cost of common stocks was $1.4 million at September 30, 1995, December 31, 1994 and December 31, 1993, respectively. Gross unrealized appreciation on common stocks totaled $1.6 million at September 30, 1995

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 7--INVESTMENTS--CONTINUED

and $1.6 million at December 31, 1994 and gross unrealized depreciation totaled $0.7 million at September 30, 1995 and $1.2 million at December 31, 1994. The fair value of preferred stock totaled $5.4 million at September 30, 1995, $5.0 million at December 31, 1994, and $6.7 million at December 31, 1993.

Mortgage loans with outstanding principal balances of $1.1 million and bonds with amortized cost of $0.0 million were nonincome producing for the nine months ended September 30, 1995. The corresponding amounts for the twelve months ended December 31, 1994 were $3.4 million and $0.2 million, respectively.

The mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                                  September 30, 1995
---------------------------------------------------------------------------------------
                                Statement            Geographic             Statement
        Property Type             Value             Concentration             Value
        -------------           ---------           -------------           ---------
                              (In millions)                               (In millions)
Apartments..................     $ 44.9     East North Central..........     $ 24.9
Hotels......................        4.5     East South Central..........        4.9
Industrial..................       20.7     Middle Atlantic.............       11.2
Office buildings............       12.6     Mountain....................       11.8
Retail......................       12.1     New England.................       20.5
1-4 Family..................       20.4     Pacific.....................       37.7
Agricultural................       22.8     South Atlantic..............       27.0
                                 ------                                      ------
                                 $138.0                                      $138.0
                                 ======                                      ======

                                   December 31, 1994
---------------------------------------------------------------------------------------
                                Statement            Geographic             Statement
        Property Type             Value             Concentration             Value
        -------------           ---------           -------------           ---------
                              (In millions)                               (In millions)
Apartments..................     $ 53.7     East North Central..........     $ 25.3
Hotels......................        4.6     East South Central..........        5.5
Industrial..................       20.9     Middle Atlantic.............       16.1
Office buildings............       19.0     Mountain....................       14.4
Retail......................       17.1     New England.................       24.2
Agricultural................       26.3     Pacific.....................       38.2
Other.......................        6.9     South Atlantic..............       24.8
                                 ------                                      ------
                                 $148.5                                      $148.5
                                 ======                                      ======

At September 30, 1995, the fair values of the commercial and agricultural mortgage loans portfolios were $121.9 million and $29.3 million, respectively. The corresponding amounts as of December 31, 1994 were approximately $118.8 million and $27.3 million, respectively. The corresponding amounts as of December 31, 1993 were approximately $141.4 million and $31.4 million, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
(INFORMATION AS OF, AND FOR THE PERIODS ENDED SEPTEMBER 30, 1995 AND 1994 IS UNAUDITED)

NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers during the nine months ended September 30, 1995 were $48.1 million, $6.1 million, and $12.9 million, respectively. The corresponding amounts during the nine months ended September 30, 1994 were $9.5 million, $9.3 million, and $15.9 million, respectively. The corresponding amounts in 1994 were $67.5 million, $12.3 million, and $16.3 million, respectively. The corresponding amounts in 1993 were $74.9 million, $9.8 million, and $14.4 million, respectively. The corresponding amounts in 1992 were $15.5 million, $5.8 million, and $18.4 million, respectively.

To the extent that an assuming reinsurance company in unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totalling $9.0 million and $9.3 million, respectively, at September 30, 1995. The corresponding amounts at December 31, 1994 were $6.7 million and $5.0 million, respectively. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair values of the commitments described above was $19.2 million at September 30, 1995 and $11.7 million at December 31, 1994. The majority of the commitments at September 30, 1995 expire in 1996.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of September 30, 1995 and December 31, 1994. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

    Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

    Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

    Option 2B--Income for a Fixed Period, with each payment as declared.

    Option 3--Life Income with Payments for a Guaranteed Period.

    Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

    Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

  YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Home Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the benefits payable to reflect the correct age or sex.

  SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.

  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months and Policy years are calculated from the date of issue.

  INCONTESTABILITY. The Policy shall be incontestable other than for nonpayment of premiums after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Home Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .53%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .15%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
   $1,000,000 SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION A DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING CURRENT CHARGES

                                    Death Benefit                  Surrender Value
                           -------------------------------- ------------------------------
                                Assuming hypothetical           Assuming hypothetical
End of   Planned Premiums       gross annual return of          gross annual return of
Policy    accumulated at   -------------------------------- ------------------------------
 Year   5% annual interest     0%         6%        12%        0%        6%        12%
------  ------------------ ---------- ---------- ---------- -------- ---------- ----------
   1        $   16,768     $1,000,000 $1,000,000 $1,000,000 $  9,128 $    9,708 $   10,288
   2            34,374      1,000,000  1,000,000  1,000,000   21,227     23,093     25,029
   3            52,861      1,000,000  1,000,000  1,000,000   31,492     35,370     39,548
   4            72,271      1,000,000  1,000,000  1,000,000   42,540     49,184     56,620
   5            92,653      1,000,000  1,000,000  1,000,000   53,312     63,503     75,357
   6           114,053      1,000,000  1,000,000  1,000,000   65,244     79,851     97,505
   7           136,524      1,000,000  1,000,000  1,000,000   77,005     96,941    121,980
   8           160,118      1,000,000  1,000,000  1,000,000   88,588    114,801    149,021
   9           184,891      1,000,000  1,000,000  1,000,000   99,991    133,461    178,898
  10           210,904      1,000,000  1,000,000  1,000,000  111,205    152,950    211,902
  11           238,217      1,000,000  1,000,000  1,000,000  123,496    174,640    249,770
  12           266,895      1,000,000  1,000,000  1,000,000  135,530    197,248    291,569
  13           297,008      1,000,000  1,000,000  1,000,000  147,286    220,797    337,706
  14           328,626      1,000,000  1,000,000  1,000,000  158,740    245,310    388,634
  15           361,825      1,000,000  1,000,000  1,000,000  169,867    270,813    444,862
  16           396,684      1,000,000  1,000,000  1,000,000  180,641    297,333    506,961
  17           433,286      1,000,000  1,000,000  1,070,229  190,996    324,869    575,434
  18           471,718      1,000,000  1,000,000  1,172,347  200,883    353,439    650,810
  19           512,072      1,000,000  1,000,000  1,281,201  210,249    383,067    733,743
  20           554,444      1,000,000  1,000,000  1,397,444  219,037    413,779    824,944
  25           800,279      1,000,000  1,000,000  2,122,051  253,431    587,459  1,437,008
  30         1,114,034      1,000,000  1,053,052  3,174,111  252,244    795,270  2,397,104
  35         1,514,473      1,000,000  1,257,923  4,708,745  166,986  1,030,857  3,858,776

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
   $1,000,000 SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION B DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING CURRENT CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming Hypothetical          Assuming Hypothetical
              Planned Premiums       Gross Annual Return of         Gross Annual Return of
   End of      Accumulated at   -------------------------------- ----------------------------
 Policy Year 5% Annual Interest     0%         6%        12%        0%       6%       12%
 ----------- ------------------ ---------- ---------- ---------- -------- -------- ----------
      1          $   16,768     $1,009,128 $1,009,707 $1,010,288 $  9,128 $  9,707 $   10,288
      2              34,374      1,020,426  1,022,291  1,024,227   21,224   23,090     25,025
      3              52,861      1,031,483  1,035,360  1,039,537   31,483   35,360     39,537
      4              72,271      1,042,517  1,049,158  1,056,589   42,517   49,158     56,589
      5              92,653      1,053,264  1,063,445  1,075,286   53,264   63,445     75,286
      6             114,053      1,065,155  1,079,739  1,097,365   65,155   79,739     97,365
      7             136,524      1,076,866  1,096,760  1,121,745   76,886   96,760    121,745
      8             160,118      1,088,389  1,114,530  1,148,657   88,389  114,530    148,657
      9             184,891      1,099,720  1,133,079  1,178,362   99,720  133,079    178,362
     10             210,904      1,110,848  1,152,428  1,211,140  110,848  152,428    211,140
     11             238,217      1,123,044  1,173,953  1,248,726  123,044  173,953    248,726
     12             266,895      1,134,957  1,196,345  1,290,143  134,957  196,345    290,143
     13             297,008      1,146,559  1,219,610  1,335,761  146,559  219,610    335,761
     14             328,626      1,157,818  1,243,753  1,385,984  157,818  243,753    385,984
     15             361,825      1,168,698  1,268,771  1,441,255  168,698  268,771    441,255
     16             396,684      1,179,161  1,294,681  1,502,061  179,161  294,661    502,061
     17             433,286      1,189,118  1,321,366  1,568,885  189,118  321,366    568,885
     18             471,718      1,198,500  1,348,845  1,642,280  198,500  348,845    642,280
     19             512,072      1,207,228  1,377,046  1,722,850  207,228  377,046    722,850
     20             554,444      1,215,220  1,405,906  1,811,251  215,220  405,906    811,251
     25             800,279      1,241,769  1,558,541  2,400,241  241,769  558,541  1,400,241
     30           1,114,034      1,220,483  1,697,283  3,312,652  220,483  697,283  2,312,652
     35           1,514,473      1,096,905  1,752,902  4,683,910   95,905  752,902  3,683,910

--------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
   $1,000,000 SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION A DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING MAXIMUM CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming hypothetical          Assuming hypothetical
              Planned Premiums       gross annual return of         gross annual return of
   End of      accumulated at   -------------------------------- ----------------------------
 Policy Year 5% annual interest     0%         6%        12%        0%       6%       12%
 ----------- ------------------ ---------- ---------- ---------- -------- -------- ----------
      1          $   16,768     $1,000,000 $1,000,000 $1,000,000 $  8,834 $  9,403 $    9,973
      2              34,374      1,000,000  1,000,000  1,000,000   20,611   22,435     24,328
      3              52,861      1,000,000  1,000,000  1,000,000   30,529   34,308     38,380
      4              72,271      1,000,000  1,000,000  1,000,000   41,205   47,562     54,889
      5              92,653      1,000,000  1,000,000  1,000,000   51,581   61,460     72,952
      6             114,053      1,000,000  1,000,000  1,000,000   63,082   77,212     94,289
      7             136,524      1,000,000  1,000,000  1,000,000   74,216   93,460    117,628
      8             160,118      1,000,000  1,000,000  1,000,000   84,953  110,195    143,146
      9             184,891      1,000,000  1,000,000  1,000,000   95,266  127,406    171,044
     10             210,904      1,000,000  1,000,000  1,000,000  105,115  145,077    201,539
     11             238,217      1,000,000  1,000,000  1,000,000  115,399  164,181    235,926
     12             266,895      1,000,000  1,000,000  1,000,000  125,105  183,733    273,521
     13             297,008      1,000,000  1,000,000  1,000,000  134,161  203,687    314,627
     14             328,626      1,000,000  1,000,000  1,000,000  142,474  223,981    359,577
     15             361,825      1,000,000  1,000,000  1,000,000  149,936  244,544    408,753
     16             396,684      1,000,000  1,000,000  1,000,000  156,429  265,300    462,607
     17             433,266      1,000,000  1,000,000  1,000,000  161,767  286,116    521,634
     18             471,718      1,000,000  1,000,000  1,055,854  165,898  306,987    586,141
     19             512,072      1,000,000  1,000,000  1,145,741  168,614  327,784    656,165
     20             554,444      1,000,000  1,000,000  1,240,117  169,719  348,401    732,071
     25             800,279      1,000,000  1,000,000  1,792,055  140,977  444,252  1,213,541
     30           1,114,034         **      1,000,000  2,509,500    **     503,451  1,895,186
     35           1,514,473         **      1,000,000  3,450,988    **     465,407  2,828,055

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
   $1,000,000 SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION B DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING MAXIMUM CHARGES

                                    Death Benefit                 Surrender Value
                           -------------------------------- ----------------------------
                                Assuming hypothetical          Assuming hypothetical
End of   Planned Premiums       gross annual return of         gross annual return of
Policy    accumulated at   -------------------------------- ----------------------------
 Year   5% annual interest     0%         6%        12%        0%       6%       12%
------  ------------------ ---------- ---------- ---------- -------- -------- ----------
   1        $   16,768     $1,008,834 $1,009,403 $1,009,973 $  8,834 $  9,403 $    9,973
   2            34,374      1,019,810  1,021,634  1,023,527   20,609   22,432     24,325
   3            52,861      1,030,520  1,034,298  1,038,369   30,520   34,298     38,369
   4            72,271      1,041,183  1,047,636  1,054,858   41,183   47,636     54,858
   5            92,653      1,051,534  1,061,404  1,072,884   51,534   61,404     72,884
   6           114,053      1,062,995  1,077,103  1,094,153   62,995   77,103     94,153
   7           136,524      1,074,066  1,093,266  1,117,376   74,066   93,266    117,376
   8           160,118      1,084,711  1,109,869  1,142,709   84,711  109,869    142,709
   9           184,891      1,094,892  1,128,885  1,170,320   94,892  126,885    170,320
  10           210,904      1,104,559  1,144,275  1,200,382  104,559  144,275    200,382
  11           238,217      1,114,596  1,162,982  1,234,130  114,596  162,982    234,130
  12           266,895      1,123,973  1,181,980  1,270,798  123,973  181,960    270,798
  13           297,008      1,132,596  1,201,177  1,310,577  132,596  201,177    310,577
  14           328,626      1,140,347  1,220,446  1,353,644  140,347  220,446    353,644
  15           361,825      1,147,087  1,239,631  1,400,175  147,087  239,631    400,175
  16           396,684      1,152,667  1,258,559  1,450,348  152,667  258,559    450,348
  17           433,286      1,156,851  1,276,959  1,504,267  156,851  276,959    504,267
  18           471,718      1,159,573  1,294,714  1,562,221  159,573  294,714    562,221
  19           512,072      1,160,581  1,311,512  1,624,330  160,581  311,512    624,330
  20           554,444      1,159,644  1,327,048  1,690,747  159,644  327,048    690,747
  25           800,279      1,114,979  1,370,928  2,090,644  114,979  370,928  1,090,644
  30         1,114,034         **      1,291,818  2,589,232    **     291,818  1,589,232
  35         1,514,473         **         *       3,136,191    **       *      2,136,191

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus consisting of 69 pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

     The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account included in the initial Form S-6 Registration Statement of this Account, filed
          June 11, 1993.

     (2)  Not Applicable.

     (3) (a) Distribution Agreement between JHVLICO and John Hancock, included in Pre-Effective Amendment No. 1 to this Form S-6
              Registration Statement, filed October 29,1993.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock and selling broker-dealers.

          (c) Schedule of Sales Commissions included in Pre-Effective Amendment
              No. 1 to this Form S-6 Registration Statement, filed October 29,
              1993.

     (4)  Not Applicable.

     (5) (a) Form of survivorship variable life insurance policy included in Pre-Effective Amendment No. 1 to this Form S-6 Registration
              Statement, filed October 29, 1993.

          (b) Form of rider option to split policy, included in the initial Form
              S-6 Registration Statement of this Account, filed June 11, 1993.

     (6)  Certificate of Incorporation and By-Laws of John Hancock Variable Life
          Insurance Company.,

     (7)  Not Applicable.

     (8)  Not Applicable.

     (9)  Not Applicable.

    (10)  Forms of applications for Policy, included in Pre-Effective Amendment
          No. 1 to this Form S-6 Registration Statement, filed October 29, 1993.

2.  Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed October 29, 1993.

4.  Not Applicable.

5.  Not Applicable.

6.  Opinion and consent of actuary.

7.  Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the survivorship policies pursuant to Rule 6e-3(T)(b)(12)(iii), included in Pre-Effective Amendment No. 1 to this
    Form S-6 Registration Statement filed October 29, 1993.

9.  Powers of attorney for Cleary, Tomlinson, D'Alessandro, Shaw, Luddy, Lee,
    Reitano, Van Leer and Paster, included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed April, 1995.

10. Representations, Description and Undertaking pursuant to
    Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial Form S-6 Registration Statement of this Account filed June 11, 1993.

11. Representation of Counsel pursuant to Rule 485(b).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 5 th day of January, 1996.

                                      JOHN HANCOCK VARIABLE LIFE
                                      INSURANCE COMPANY

(SEAL)

                                     By  /s/ HENRY D. SHAW
                                          Henry D. Shaw
                                           President



Attest:  /s/ FRANCIS C. CLEARY, JR.
           Francis C. Cleary, Jr.
               Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                    Title                                 Date
----------                    -----                                 ----

--------------------------
David F. D'Alessandro         Chairman of the Board                       , 1996

/s/ HENRY D. SHAW             Vice Chairman of the Board
Henry D. Shaw                 and President(Acting Principal
                              Executive Officer)                 January 5, 1996

/s/ ROBERT S. PASTER
Robert S. Paster              Director                           January 5, 1996

/s/ ROBERT R. REITANO         Director(Principal
Robert R. Reitano             Financial Officer)                 January 5, 1996

/s/ FRANCIS C. CLEARY, JR.
Francis C. Cleary, Jr         Director                           January 5, 1996

/s/ THOMAS J. LEE
Thomas J. Lee                 Director                           January 5, 1996

/s/ MICHELE VAN LEER
Michele Van Leer              Director                           January 5, 1996


--------------------------
Joseph A. Tomlinson           Director                                    , 1996

/s/ BARBARA L. LUDDY
Barbara L. Luddy              Director                           January 5, 1996

/s/ PATRICK F. SMITH          Controller (Principal
Patrick F. Smith              Accounting Officer)                January 5, 1996

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Life Account S, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 5th day of January, 1996.



                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                                 (Registrant)

                 By John Hancock Mutual Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By   /s/ HENRY D. SHAW
                                       Henry D. Shaw
                                        President



Attest  /s/ FRANCIS C. CLEARY, JR.
         Francis C. Cleary, Jr.
                Counsel